LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liabilities In Respect Of Government Grant Abstract
Balance on January 1,	$ 3,766	$ 3,362
Grants received	824	320
Royalties paid	(34)	(22)
Amounts recorded in profit or loss	(160)	106
Balance on December 31,	$ 4,396	$ 3,766